Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share [Line Items]
Diluted weighted average ordinary shares outstanding	4,878,345	29,550,000
Diluted net income (loss) per ordinary share	$ (0.44)	$ 0.23
Class B [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share [Line Items]
Diluted weighted average ordinary shares outstanding	7,187,500	7,187,500
Diluted net income (loss) per ordinary share	$ (0.44)	$ 0.23